Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30,
	2025	2024
Electronic equipment	$155,753	$156,448
Less: accumulated depreciation	(46,854)	(29,705)
Property, plant and equipment, net	$108,899	$126,743